Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Technology Portfolio	Apr. 29, 2024
VIP Technology Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	58.32%
Past 5 years	26.57%
Past 10 years	19.61%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1525
Average Annual Return:
Past 1 year	52.64%
Past 5 years	25.01%
Past 10 years	19.45%